UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2008

Date of reporting period:	October 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (65.6%)
	Advertising/Marketing Services (0.9%)
166,400	Omnicom Group, Inc. (a)	$8,483,072

	Aerospace & Defense (2.3%)
141,310	Northrop Grumman Corp.	11,816,342
162,400	Raytheon Co.	10,330,264
		22,146,606
	Biotechnology (3.5%)
167,825	Celgene Corp. * (a)	11,076,450
224,560	Gilead Sciences, Inc. *	10,372,426
392,510	Vertex Pharmaceuticals Inc. *	12,693,773
		34,142,649
	Chemicals: Major Diversified (0.5%)
103,480	Dow Chemical Co. (The)	4,660,739

	Computer Communications (1.0%)
287,610	Cisco Systems, Inc. *	9,508,387

	Computer Peripherals (1.1%)
422,490	EMC Corp. * (a)	10,727,021

	Computer Processing Hardware (3.2%)
90,140	Apple Inc. * (a)	17,122,093
436,000	Dell Inc. * (a)	13,341,600
		30,463,693
	Department Stores (0.5%)
83,715	Kohl’s Corp. *	4,601,814

	Discount Stores (0.7%)
102,600	Costco Wholesale Corp. (a)	6,900,876

	Electrical Products (0.6%)
118,640	Emerson Electric Co.	6,201,313

	Electronics/Appliances (1.0%)
202,240	Sony Corp. (ADR) (Japan)	10,002,790

	Financial Conglomerates (2.9%)
172,400	American Express Co.	10,507,780
201,775	Citigroup, Inc. (Note 4)	8,454,373
189,940	JPMorgan Chase & Co.	8,927,180
		27,889,333
	Food: Major Diversified (2.6%)
219,170	Kellogg Co. (a)	11,569,984
411,374	Kraft Foods Inc. (Class A)	13,744,005
		25,313,989
	Forest Products (1.1%)
145,680	Weyerhaeuser Co.	11,058,569

	Home Building (0.4%)
102,000	Gafisa S.A. (ADR) (Brazil) (a)	3,637,320

	Household/Personal Care (1.1%)
145,495	Colgate-Palmolive Co.	11,096,904

	Industrial Conglomerates (0.6%)
142,480	General Electric Co.	5,864,477

	Information Technology Services (1.3%)
111,500	International Business Machines Corp.	12,947,380

	Integrated Oil (2.4%)
120,295	Exxon Mobil Corp.	11,065,937
171,620	Hess Corp.	12,289,708
		23,355,645
	Internet Software/Services (1.7%)
10,330	Google Inc. (Class A) *	7,303,310
280,000	Yahoo! Inc. * (a)	8,708,000
		16,011,310

	Investment Banks/Brokers (3.1%)
527,970	Charles Schwab Corp. (The)	12,270,023
34,000	Goldman Sachs Group, Inc. (The)	8,429,280
100,000	NYSE Euronext (a)	9,387,000
		30,086,303
	Major Banks (1.7%)
187,130	Bank of America Corp.	9,034,636
206,315	Wells Fargo & Co.	7,016,773
		16,051,409
	Marine Shipping (0.8%)
147,454	Tidewater, Inc.	8,061,310

	Media Conglomerates (0.6%)
320,510	Time Warner, Inc.	5,852,513

	Medical Specialties (3.8%)
116,055	Bard (C.R.), Inc.	9,703,359
119,000	Covidien Ltd. (a)	4,950,400
262,050	St. Jude Medical, Inc. *	10,673,297
189,480	Thermo Fisher Scientific, Inc. * (a)	11,143,319
		36,470,375
	Motor Vehicles (0.9%)
226,170	Honda Motor Co., Ltd. (ADR) (Japan)	8,465,543

	Oilfield Services/Equipment (1.8%)
201,970	Halliburton Co. (a)	7,961,657
147,150	Smith International, Inc.	9,719,258
		17,680,915
	Packaged Software (4.5%)
436,610	Microsoft Corp.	16,071,614
662,630	Oracle Corp. *	14,690,507
423,510	Sybase, Inc. * (a)	12,112,386
		42,874,507
	Pharmaceuticals: Major (2.2%)
156,370	Johnson & Johnson	10,190,633
241,650	Pfizer, Inc.	5,947,007
150,000	Schering-Plough Corp.	4,578,000
		20,715,640
	Precious Metals (1.3%)
282,650	Barrick Gold Corp. (Canada)	12,473,345

	Property - Casualty Insurers (0.9%)
164,195	Allstate Corp. (The)	8,603,818

	Pulp & Paper (0.6%)
179,100	MeadWestvaco Corp. (a)	6,024,924

	Recreational Products (0.6%)
263,540	Mattel, Inc.	5,505,351

	Regional Banks (0.6%)
129,215	Marshall & Ilsley Corp.	5,517,481

	Restaurants (0.9%)
150,000	McDonald’s Corp.	8,955,000

	Semiconductors (1.8%)
401,230	Intel Corp.	10,793,087
593,265	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	6,318,272
		17,111,359
	Specialty Telecommunications (2.8%)
1,032,140	Citizens Communications Co. (a)	13,582,962
972,715	Windstream Corp. (a)	13,083,017
		26,665,979
	Steel (1.8%)
82,260	Nucor Corp. (a)	5,101,765
110,010	United States Steel Corp.	11,870,079
		16,971,844
	Telecommunication Equipment (2.2%)
300,380	Motorola, Inc.	5,644,140
383,855	Nokia Corp. (ADR) (Finland)	15,246,721
		20,890,861
	Tobacco (2.3%)
158,410	Altria Group, Inc.	11,552,841
202,335	UST, Inc. (a)	10,788,502
		22,341,343
	Trucks/Construction/Farm Machinery (1.0%)
124,490	Caterpillar Inc.	9,288,199

	TOTAL COMMON STOCKS (Cost $399,444,520)	631,621,906

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	CORPORATE BONDS (4.2%)
	Aerospace & Defense (0.1%)
$623	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%		09/15/13	641,351

	Airlines (0.1%)
774	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	804,592

	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	462,460
470	Miller Brewing Co. - 144A**	4.25		08/15/08	466,783
					929,243
	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications, Inc.	6.75		01/30/11	140,831
145	Comcast Cable Communications, Inc.	7.125		06/15/13	155,986
125	Comcast Corp.	6.50		01/15/15	130,866
60	Comcast LCI Holdings	7.625		02/15/08	60,335
					488,018
	Chemicals: Major Diversified (0.0%)
310	ICI Wilmington Inc.	4.375		12/01/08	308,814

	Department Stores (0.1%)
980	May Department Stores Co.	5.95		11/01/08	981,116

	Drugstore Chains (0.1%)
340	CVS Caremark Corp.	5.75		06/01/17	338,869
130	CVS Caremark Corp.	5.75		08/15/11	132,512
461	CVS Lease Pass Through - 144A**	6.036		12/10/28	455,100
					926,481
	Electric Utilities (0.4%)
55	APPALACHIAN POWER CO (Series O)	5.65		08/15/12	55,713
485	Arizona Public Service Co.	5.80		06/30/14	487,240
450	Carolina Power & Light Co.	5.125		09/15/13	446,180
145	CenterPoint Energy Resources, Corp.	6.25		02/01/37	139,659
85	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	93,309
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	44,071
190	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	196,158
345	Consumers Energy Co. (Series H)	4.80		02/17/09	344,551
275	Detroit Edison Co. (The)	6.125		10/01/10	284,126
140	Entergy Gulf States, Inc.	3.60		06/01/08	138,337
340	Entergy Gulf States, Inc.	5.98	††	12/01/09	337,501
220	Ohio Edison Co.	6.40		07/15/16	225,960
415	Ohio Power Company (Series K)	6.00		06/01/16	422,653
270	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	265,843
240	Texas Eastern Transmission, PC	7.00		07/15/32	263,273
345	Wisconsin Electric Power Co.	3.50		12/01/07	344,559
					4,089,133
	Electrical Products (0.0%)
415	Cooper Industries, Inc.	5.25		11/15/12	415,241

	Electronics/Appliances (0.0%)
310	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	308,036

	Finance/Rental/Leasing (0.2%)
440	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	395,396
180	Capmark Financial Group Inc. - 144A** (a)	6.30		05/10/17	147,451
310	CIT Group Inc. (Series MTN)	4.75		08/15/08	307,510
375	Countrywide Home Loans, Inc. (Series MTN L) (a)	3.25		05/21/08	356,457
630	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	618,573
					1,825,387
	Financial Conglomerates (0.1%)
155	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	155,064
725	Chase Manhattan Corp.	6.00		02/15/09	731,999
180	General Electric Capital Corp. (Series MTN A)	4.25		12/01/10	177,406
55	General Electric Capital Corp. (Series MTN A) (a)	4.75		09/15/14	53,433
					1,117,902
	Food Retail (0.0%)
365	Fred Meyer, Inc.	7.45		03/01/08	367,553

	Food: Major Diversified (0.1%)
210	ConAgra Foods, Inc.	7.00		10/01/28	223,265
215	ConAgra Foods, Inc.	8.25		09/15/30	258,714
					481,979

	Gas Distributors (0.0%)
325	NiSource Finance Corp.	6.064	††	11/23/09	323,893

	Home Improvement Chains (0.1%)
710	Home Depot Inc.	5.819	††	12/16/09	701,586

	Household/Personal Care (0.1%)
590	Clorox Co. (The)	5.828	††	12/14/07	590,471

	Industrial Conglomerates (0.1%)
330	Textron Financial Corp.	4.125		03/03/08	329,195
395	Textron Financial Corp. (Series MTN) (a)	5.125		02/03/11	394,761
					723,956
	Insurance Brokers/Services (0.2%)
585	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249		#	552,916
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	917,566
					1,470,482
	Investment Banks/Brokers (0.0%)
450	Goldman Sachs Capital II	5.793	††	# #	420,086

	Major Banks (0.4%)
250	Bank of New York Co., Inc. (The) (Series BKN T)	3.80		02/01/08	249,302
280	HSBC Finance Corp.	6.75		05/15/11	292,402
325	Huntington National Bank (Series BKN T)	4.375		01/15/10	319,074
100	MBNA Capital (Series A)	8.278		12/01/26	103,892
630	MBNA Corp. (Series MTN F)	5.79	††	05/05/08	631,591
295	Popular North America, Inc. (Series MTN F)	5.65		04/15/09	296,843
880	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.143	††	10/24/08	878,141
1,530	Wachovia Capital Trust III	5.80	††	# #	1,518,984
					4,290,229
	Major Telecommunications (0.3%)
30	AT&T Corp.	8.00		11/15/31	37,346
525	France Telecom S.A. (France)	8.50		03/01/31	689,940
305	SBC Communications, Inc.	6.15		09/15/34	309,281
150	Sprint Capital Corp.	8.75		03/15/32	171,503
270	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	266,794
310	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	303,086
80	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	79,550
540	Telefonica Europe BV (Netherlands) (a)	8.25		09/15/30	664,846
					2,522,346
	Managed Health Care (0.1%)
350	United Healthcare Group Inc.	5.66	††	03/02/09	349,783
250	UnitedHealth Group Inc.	4.125		08/15/09	246,623
					596,406
	Media Conglomerates (0.1%)
895	Time Warner, Inc.	5.73	††	11/13/09	890,207
470	Viacom, Inc.	6.875		04/30/36	478,402
					1,368,609
	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	318,562

	Multi-Line Insurance (0.3%)
1,165	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	1,196,827
575	American General Finance Corp. (Series MTN H)	4.625		09/01/10	563,528
910	Equitable Co.	6.50		04/01/08	914,822
405	Two-Rock Pass Through - 144A** (Bahamas)	6.44	††	#	343,412
					3,018,589
	Oil & Gas Pipelines (0.1%)
485	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	498,462

	Oil Refining/Marketing (0.0%)
365	Valero Energy Corp.	3.50		04/01/09	357,629

	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	604,579

	Property - Casualty Insurers (0.2%)
760	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	756,930
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	229,735
360	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	359,966
630	Xlliac Global Funding - 144A**	4.80		08/10/10	623,110
					1,969,741
	Railroads (0.1%)
255	Burlington North Santa Fe Corp.	6.125		03/15/09	258,068
110	Union Pacific Corp.	6.625		02/01/08	110,346
140	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	140,026
					508,440

	Real Estate Development (0.1%)
1,046	World Financial Properties - 144A**	6.91		09/01/13	1,081,633

	Real Estate Investment Trusts (0.1%)
720	iStar Financial Inc.	6.074	††	03/09/10	680,640

	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKN T)	3.80		02/08/08	797,049

	Restaurants (0.0%)
385	Tricon Global Restaurants, Inc.	8.875		04/15/11	426,489

	Savings Banks (0.3%)
200	Household Finance Corp.	4.125		12/15/08	198,006
230	Household Finance Corp.	5.875		02/01/09	232,338
355	Household Finance Corp.	6.375		10/15/11	367,217
295	Household Finance Corp.	6.40		06/17/08	297,004
895	Sovereign Bancorp, Inc.	5.44	††	03/23/10	887,889
100	Sovereign Bank (Series CD)	4.00		02/01/08	99,666
470	Washington Mutual Bank	5.50		01/15/13	441,017
260	Washington Mutual Inc.	8.25		04/01/10	273,167
300	Washington Mutual Preferred Funding II	6.665	††	# #	228,362
					3,024,666
	Trucks/Construction/Farm Machinery (0.0%)
190	Caterpillar Financial Services Corp. (Series MTN F)	3.625		11/15/07	189,930

	Wireless Telecommunications (0.0%)
480	Vodafone Group PLC (United Kingdom)	5.288	††	12/28/07	480,115

	TOTAL CORPORATE BONDS (Cost $41,098,406)				40,649,434

	U.S. GOVERNMENT OBLIGATIONS (2.9%)
	U.S. Treasury Bonds
250	(a)	5.50		08/15/28	273,203
10,475	(a)	6.125		08/15/29	12,362,145
5,450	(a)	5.375		02/15/31	5,906,443
1,800	(a)	4.50		02/15/36	1,728,563
	U.S. Treasury Notes
2,000	(a)	3.50		08/15/09	1,985,626
2,000		6.00		08/15/09	2,070,938
850	†	4.00		11/15/12	845,965
2,420	†	4.25		08/15/13	2,427,652

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $27,454,034)				27,600,535

	U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (3.7%)
	Federal Home Loan Mortgage Corp.
861		7.50		03/01/32 - 10/01/32	907,423
	Federal Home Loan Mortgage Corp. ARM
884		5.625		04/01/37	891,831
1,311		5.727		01/01/37	1,325,894
	Federal Home Loan Mortgage Corp. PC Gold
499		6.50		07/01/29 - 09/01/32	514,011
41		7.50		01/01/30	43,477
2		8.00		07/01/30	2,609
	Federal National Mortgage Assoc.
190		6.50		12/01/29	197,033
1,133		6.995		03/01/36	1,148,647
3,445		7.00		12/01/17 - 11/01/34	3,608,338
2,474		6.918		01/01/36	2,510,388
1,198		6.929		03/01/36	1,215,864
1,207		7.44		05/01/36	1,231,101
1,342		7.42		05/01/36	1,374,996
2,293		7.50		07/01/29 - 09/01/35	2,427,477
1,922		8.00		02/01/25 - 02/01/32	2,029,350
	Federal National Mortgage Assoc. ARM
884		5.994		04/01/37	904,568
238		6.889		07/01/33	242,680
1,742		6.95		10/01/35	1,786,993
1,562		6.956		11/01/35	1,602,528
1,766		6.963		12/01/35	1,811,434
2,541		6.921		01/01/36	2,578,663
845		7.467		07/01/36	862,019
1,559		7.46		04/01/36	1,589,449
1,266		7.406		05/01/36	1,286,044

1,345		7.475		07/01/36	1,367,478
2,485		7.393		04/01/36	2,532,688

	TOTAL U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (Cost $36,172,841)				35,992,983

	ASSET-BACKED SECURITIES (2.5%)
	Finance/Rental/Leasing
1,089	Alliance Bancorp Trust 2007-0A1A1	5.113	††	07/25/37	1,074,584
455	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	453,395
452	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	450,743
1,450	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,453,012
1,100	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	1,101,333
1,350	Capital Auto Receivables Assets Trust 2007-SN1 A3B	5.151	††	07/15/10	1,345,547
775	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	776,181
61	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	60,543
1,200	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,205,852
35	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	35,077
1,000	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	995,349
1,275	Citibank Credit Card Issuance Trust 2007 - A1 A1	5.20	††	03/22/12	1,271,195
850	Citibank Credit Card Issuance Trust 2007-A8 A1 A8	5.65		09/20/19	857,896
194	CNH Equipment Trust 2005-A A3	4.02		04/15/09	193,941
296	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	295,577
56	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	55,928
582	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	582,457
518	GE Equipment Small Ticket LLC 2005-2A A3 - 144A**	4.88		10/22/09	518,614
1,125	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,129,167
950	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	945,101
1,340	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,324,443
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	744,919
116	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	115,613
375	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	373,285
225	Lehman XS Trust - 2006-16N M2	5.273	††	11/25/46	191,554
1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	5.211	††	08/16/10	1,475,626
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,574,404
453	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	452,257
476	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	471,020
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	274,399
837	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	834,324
192	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	191,638
417	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	416,213
231	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	230,595
766	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	765,683

	TOTAL ASSET-BACKED SECURITIES (Cost $24,925,047)				24,237,465

	COLLATERALIZED MORTGAGE OBLIGATIONS (4.1%)
	U.S. Government Agencies (0.5%)
2,427	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	813,409
1,512	Federal National Mortgage Assoc. 2006-118 A2	4.933	††	12/25/36	1,502,207
1,044	Federal National Mortgage Assoc. 2006-28 1A1	4.983	††	03/25/36	1,040,163
12,040	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	††	03/25/36	285,953
701	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.023	††	09/25/45	695,216

	Total U.S. Government Agencies				4,336,948

	Private Issues (3.6%)
801	Adjustable Rate Mortgage Trust 2005-6A 2A1	5.183	††	11/25/35	791,154
1,512	American Home Mortgage Assets 2007-5 A2	5.113	††	06/25/47	1,435,791
585	American Home Mortgage Assets 2007-5 A3	5.173	††	06/25/47	548,083
1,307	American Home Mortgage Investment Trust 2007-1 GA1C	5.063	††	05/25/47	1,279,173
450	American Home Mortgage Investment Trust 2006-1 1M1	5.253	††	03/25/46	372,919
949	Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	5.033	††	12/25/36	934,960
1,156	Bear Stearns Mortgage Funding Trust 2007-AR1 1A2	5.083	††	01/25/37	1,123,513
1,436	Countrywide Alternative Loan Trust 2007-OA8 2A2	5.361	††	06/25/47	1,387,040
884	Countrywide Alternative Loan Trust 2005-56 2A3	6.433	††	11/25/35	882,924
587	Countrywide Alternative Loan Trust 2006-OA17 1A3	5.298	††	12/20/46	553,197
429	Countrywide Alternative Loan Trust 2006-OA21 A3	5.278	††	03/20/47	403,801
8,057	Countrywide Alternative Loan Trust 2006-OA17 1XP (IO)	1.276		12/20/46	375,111
1,044	Countrywide Alternative Loan Trust 2006-OA2 A3	5.268	††	05/20/46	1,020,812
7,728	Countrywide Alternative Loan Trust 2006-OA21 X (IO)	1.53		03/20/47	406,608
9,622	Countrywide Alternative Loan Trust 2007-OA3 X (IO)	2.00		04/25/47	384,879
947	Countrywide Alternative Loan Trust 2006-OA1 2A2	5.308	††	03/20/46	925,868
951	DSLA Mortgage Loan Trust 2007-AR1 2A1A	5.161	††	04/19/38	932,075
1,291	Greenpoint Mortgage Funding Trust 2006-0H1 A1	5.053	††	01/25/37	1,250,169
1,315	Greenpoint Mortgage Funding Trust 2006-0H1 A2	5.103	††	01/25/37	1,274,333
1,321	Harborview Mortgage Loan Trust 2006-10 2A1A	5.201	††	11/19/36	1,296,627
1,317	Harborview Mortgage Loan Trust 2006-14 2A1A	5.171	††	03/19/38	1,290,375

222	Harborview Mortgage Loan Trust 2005-16 B2	5.721	††	01/19/36	194,616
350	Harborview Mortgage Loan Trust 2006-SB1 M1	5.401	††	12/19/36	283,815
700	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	700,555
989	Luminent Mortgage Trust 2006-4 A1B	5.103	††	05/25/46	958,008
500	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	5.723	††	05/25/47	300,000
534	Residential Accredit Loans, Inc. 2007-Q04 A1	5.073	††	05/25/47	523,567
825	Residential Accredit Loans, Inc. 2007-Q04 A2	5.133	††	05/25/47	803,773
510	Residential Accredit Loans, Inc. 2007-Q04 A3	5.173	††	05/25/47	483,395
1,885	Residential Accredit Loans, Inc. 2006-Q010 A1	5.033	††	01/25/37	1,846,836
1,053	Residential Accredit Loans, Inc. 2007-Q03 A3	5.133	††	03/25/47	992,904
1,580	Residential Accredit Loans, Inc. 2007-QH1 A2	5.063	††	02/25/37	1,528,868
1,520	Structured Asset Mortgage Investments Inc. 2007-AR1 2A2	5.083	††	01/25/37	1,468,184
350	Structured Asset Mortgage Investments Inc. 2006-AR7 B1	5.243	††	08/25/36	304,525
20,982	Wamu Mortgage Pass-Through Certificates 2005-AR6 X (IO)	1.166		04/25/45	340,964
1,293	Wamu Mortgage Pass-Through Certificates 2007-0A1 A1B	5.073	††	02/25/47	1,255,722
1,477	Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B	5.103	††	07/25/47	1,436,295
698	Wamu Mortgage Pass-Through Certificates 2005-AR13 A1A2	6.383	††	10/25/45	692,392
41,925	Wamu Mortgage Pass-Through Certificates 2007-OA2 CL 1XPP (IO)	0.255		03/25/47	565,986
1,108	Washington Mutual Mortgage Pass-Through Certificates 2007-0A1 CA1B	5.073	††	12/25/46	1,086,830

	Total Private Issues				34,636,647

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,645,609)				38,973,595

NUMBER OF
CONTRACTS
	PUT OPTIONS PURCHASED (0.0%)
	90 day Euro $
303	March/2008 @ $94.50	1,512
288	March/2008 @ 94.75	2,875
108	December/2007 @ $94.75	269

	TOTAL PUT OPTIONS PURCHASED (Cost $51,940)	4,656

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (29.6%)
	U.S. Government Obligations (c) (0.0%)
$350	U.S. Treasury Bill*** (Cost $364,703)	4.845%	01/10/08	346,703

	Security Purchased From Securities Lending Collateral (a) (12.1%)
116,606	The Bank of New York Institutional Cash Reserve Fund (Cost $116,606,319)			116,606,319

NUMBER OF
SHARES (000)
	Investment Company (b) (17.5%)
168,214	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $168, 213,864)		168,213,864

	TOTAL SHORT-TERM INVESTMENTS (Cost $285,166,886)		285,166,886

	TOTAL INVESTMENTS (Cost $852,959,283) (e) (d)	112.6%	1,084,247,460
	LIABILITIES IN EXCESS OF OTHER ASSETS	(12.6)	(121,279,446)
	NET ASSETS	100.0%	$962,968,014

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $74,862.
†	Security was purchased on a forward commitment basis.
††	Variable rate security; rate shown is the rate in effect at October 31, 2007.
†††

Securities represent beneficial interest in the Trusts. The corresponding assets of Trust are Junior Subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III and on April 15, 2011 for USB Captal IX. Security issued have a perpetual maturity and the trust will redeem them only to the extent the preferred stock is redeemed.

#	Foreign issued security with perpetual maturity.
# #	Security issued with perpetual maturity.
(a)	As of October 31, 2007 all or a portion of this security with a total value of $112,826,321 was on loan and secured by collateral of $116,606,319 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $2,169,811 for the period ended October 31, 2007.

(c)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(d)	Securities have been designated as collateral in a amount equal to $92,727,944 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at October 31, 2007:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

293	Long	US Treasury Notes 5 Year
		December 2007	$31,451,699	$248,908
31	Long	US Treasury Notes 2 Year
		December 2007	6,420,391	5,649
25	Long	90 Day Euro $,
		December 2007	5,953,125	21,659
20	Long	90 Day Euro $,
		June 2009	4,778,000	(1,647)
13	Long	90 Day Euro $,
		March 2009	3,108,787	18,087
12	Long	90 Day Euro $,
		December 2008	2,871,000	16,696
11	Long	90 Day Euro $,
		September 2008	2,631,475	14,480
9	Long	90 Day Euro $,
		June 2008	2,151,450	10,722
4	Long	90 Day Euro $,
		March 2008	955,050	4,465
1	Short	90 Day Euro $,
		September 2010	237,837	(53)
3	Short	90 Day Euro $,
		June 2010	714,037	(196)
4	Short	90 Day Euro $,
		March 2010	952,800	(311)
5	Short	90 Day Euro $,
		December 2009	1,192,000	(527)
5	Short	90 Day Euro $,
		September 2009	1,193,250	(585)
49	Short	US Treasury Notes 10 Year
		December 2007	5,390,766	(27,104)
169	Short	US Treasury Bonds 20 Year
		December 2007	19,028,344	(213,892)

		Net Unrealized Appreciation		$96,351

Credit Default Swap Contracts Opent at October 31, 2007:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP COUNTERPARTY AND	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
Hartford Financial Services Group Inc.	Buy	$1,000	0.12%	December 20, 2011	$5,743

Goldman Sachs International
Motorola, Inc.	Buy	330	0.15	December 20, 2011	1,797

Goldman Sachs International
Motorola, Inc.	Buy	670	0.157	December 20, 2011	3,471

Goldman Sachs International
Union Pacific Corporation	Buy	500	0.20	December 20, 2011	514

Goldman Sachs International
Chubb Corp	Buy	950	0.10	March 20, 2012	4,975

Goldman Sachs International
Dell Inc	Buy	495	0.22	March 20, 2012	(437)

Citibank, N.A. New York
Covidien Ltd.	Buy	387	0.43	March 20, 2012	(2,094)

Citibank, N.A. New York
Covidien Ltd.	Buy	200	0.43	March 20, 2012	(1,083)

Citibank, N.A. New York
Tyco Electronics	Buy	387	0.43	March 20, 2012	(573)

Citibank, N.A. New York
Tyco Electronics	Buy	200	0.43	March 20, 2012	(296)

Citibank, N.A. New York
Tyco International	Buy	387	0.43	March 20, 2012	(573)

Citibank, N.A. New York
Tyco International	Buy	200	0.43	March 20, 2012	(296)

JPMorgan Chase & Co.
Belo Corp	Buy	175	1.18	June 20, 2014	5,197

JPMorgan Chase & Co.
Belo Corp	Buy	500	1.30	June 20, 2014	11,628

	Net Unrealized Appreciation				$27,973

Interest Rate Swap Contracts Opent at October 31, 2007:

	NOTIONAL	PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED	PAYMENTS	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	MADE BY FUND +	DATE	(DEPRECIATION)

Citibank, N.A.	13,000	Fixed Rate 5.338%	Floating Rate 5.499%	May 24, 2017	$243,620
JPMorgan Chase & Co.	13,000	Fixed Rate 5.34	Floating Rate 5.499	May 24, 2017	245,960
Deutsche Bank	5,500	Fixed Rate 5.389	Floating Rate 5.505	May 25, 2017	124,355
JPMorgan Chase & Co.	7,200	Fixed Rate 5.448	Floating Rate 5.36	May 29, 2017	194,544
Citibank, N.A.	5,500	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	149,380
JPMorgan Chase & Co.	6,200	Fixed Rate 5.088	Floating Rate 5.725	September 11, 2017	(10,168)
Citibank, N.A.	8,500	Fixed Rate 5.239	Floating Rate 5.20	September 27, 2017	88,655

	Net Unrealized Appreciation				$1,036,346

+ Floating rate represents USD - 3 months LIBOR

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007

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